VIA EDGAR

February 7, 2017

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Diversified Fund
File Nos. 033-17093 and 811-05324

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated January 17, 2017 for the Elfun Diversified Fund (Accession No. 0001193125-17-011195).

If you should have any questions concerning this matter, please feel free to telephone me at (617) 662-4026.

Sincerely yours,

/s/ Jesse D. Hallee
Jesse D. Hallee Secretary